Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 5,015	$ 4,298
Acquisitions	22	427
Total Capital Expenditures	5,037	4,725
BP-Husky Refining LLC
Disclosure Of Reportable Segments [Line Items]
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo			$ 508
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	4,280	3,476
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	696	747
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions	9	37
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	2,714	2,382
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions	13	5
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	421	452
Offshore | Upstream | Atlantic
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,077	635
Offshore | Upstream | Asia Pacific
Disclosure Of Reportable Segments [Line Items]
Capital Investment	68	7
Canadian Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	208	145
U.S. Refining
Disclosure Of Reportable Segments [Line Items]
Acquisitions	0	385
U.S. Refining | BP-Husky Refining LLC
Disclosure Of Reportable Segments [Line Items]
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo		368
U.S. Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	488	602
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 39	$ 75